Note 3 - Fair Value Measurements - EBP, Investment, Fair Value and NAV (Details) - EBP 90-1026709 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value	$ 18,446,560	$ 15,594,555
Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	14,176,524	14,186,423
Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	4,270,036	1,408,132
Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	0	0
EBP, Employer, Common Stock [Member]
Investments, at fair value	605,614	485,329
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	605,614	485,329
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	0	0
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	0	0
Common Collective Trust [Member]
Investments, at fair value	4,270,036	1,408,132
Common Collective Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	0	0
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	4,270,036	1,408,132
Common Collective Trust [Member] | Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	0	0
Mutual Fund [Member]
Investments, at fair value	13,570,910	13,701,094
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Investments, at fair value	13,570,910	13,701,094
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Investments, at fair value	0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Investments, at fair value	$ 0	$ 0